Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Charles Schwab Family of Funds
Entity Central Index Key	0000857156
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Schwab Prime Advantage Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Prime Advantage Money Fund
Class Name	Investor Shares
Trading Symbol	SWVXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Prime Advantage Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment
adviser
serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 371,120,000,000
Holdings Count | Holding	762
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$371,120
Number of Holdings	762
Weighted Average Maturity	21 Days
Seven-Day Yield (with waivers)	4.16%
Seven-Day Yield (without waivers)	4.16%
Seven-Day Effective Yield (with waivers)	4.25%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Prime Advantage Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Prime Advantage Money Fund
Class Name	Ultra Shares
Trading Symbol	SNAXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Prime Advantage Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 371,120,000,000
Holdings Count | Holding	762
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$371,120
Number of Holdings	762
Weighted Average Maturity	21 Days
Seven-Day Yield (with waivers)	4.31%
Seven-Day Yield (without waivers)	4.31%
Seven-Day Effective Yield (with waivers)	4.41%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Sweep Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Sweep Shares
Trading Symbol	SWGXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Sweep Shares*	$22	0.44% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.44%	[1],[2]
Net Assets	$ 81,085,000,000
Holdings Count | Holding	297
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$81,085
Number of Holdings	297
Weighted Average Maturity	35 Days
Seven-Day Yield (with waivers)	3.96%
Seven-Day Yield (without waivers)	3.95%
Seven-Day Effective Yield (with waivers)	4.04%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Investor Shares
Trading Symbol	SNVXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 81,085,000,000
Holdings Count | Holding	297
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$81,085
Number of Holdings	297
Weighted Average Maturity	35 Days
Seven-Day Yield (with waivers)	4.06%
Seven-Day Yield (without waivers)	4.05%
Seven-Day Effective Yield (with waivers)	4.14%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Ultra Shares
Trading Symbol	SGUXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 81,085,000,000
Holdings Count | Holding	297
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$81,085
Number of Holdings	297
Weighted Average Maturity	35 Days
Seven-Day Yield (with waivers)	4.21%
Seven-Day Yield (without waivers)	4.20%
Seven-Day Effective Yield (with waivers)	4.30%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab U.S. Treasury Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Treasury Money Fund
Class Name	Investor Shares
Trading Symbol	SNSXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 92,451,000,000
Holdings Count | Holding	44
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$92,451
Number of Holdings	44
Weighted Average Maturity	38 Days
Seven-Day Yield (with waivers)	3.89%
Seven-Day Yield (without waivers)	3.88%
Seven-Day Effective Yield (with waivers)	3.96%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab U.S. Treasury Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Treasury Money Fund
Class Name	Ultra Shares
Trading Symbol	SUTXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 92,451,000,000
Holdings Count | Holding	44
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$92,451
Number of Holdings	44
Weighted Average Maturity	38 Days
Seven-Day Yield (with waivers)	4.04%
Seven-Day Yield (without waivers)	4.03%
Seven-Day Effective Yield (with waivers)	4.12%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Treasury Obligations Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Obligations Money Fund
Class Name	Investor Shares
Trading Symbol	SNOXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 74,269,000,000
Holdings Count | Holding	78
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$74,269
Number of Holdings	78
Weighted Average Maturity	34 Days
Seven-Day Yield (with waivers)	4.03%
Seven-Day Yield (without waivers)	4.02%
Seven-Day Effective Yield (with waivers)	4.11%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Treasury Obligations Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Obligations Money Fund
Class Name	Ultra Shares
Trading Symbol	SCOXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 74,269,000,000
Holdings Count | Holding	78
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$74,269
Number of Holdings	78
Weighted Average Maturity	34 Days
Seven-Day Yield (with waivers)	4.18%
Seven-Day Yield (without waivers)	4.17%
Seven-Day Effective Yield (with waivers)	4.26%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWTXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 17,057,000,000
Holdings Count | Holding	1,175
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$17,057
Number of Holdings	1,175
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	2.29%
Seven-Day Yield (without waivers)	2.29%
Seven-Day Effective Yield (with waivers)	2.32%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SWOXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 17,057,000,000
Holdings Count | Holding	1,175
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$17,057
Number of Holdings	1,175
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	2.44%
Seven-Day Yield (without waivers)	2.44%
Seven-Day Effective Yield (with waivers)	2.47%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed si
nce th
e report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed si nce th e report date.
Schwab AMT Tax-Free Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab AMT Tax-Free Money Fund
Class Name	Investor Shares
Trading Symbol	SWWXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 3,543,000,000
Holdings Count | Holding	560
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$3,543
Number of Holdings	560
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	2.32%
Seven-Day Yield (without waivers)	2.30%
Seven-Day Effective Yield (with waivers)	2.34%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab AMT Tax-Free Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab AMT Tax-Free Money Fund
Class Name	Ultra Shares
Trading Symbol	SCTXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 3,543,000,000
Holdings Count | Holding	560
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$3,543
Number of Holdings	560
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	2.47%
Seven-Day Yield (without waivers)	2.45%
Seven-Day Effective Yield (with waivers)	2.50%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab California Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab California Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWKXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 9,079,000,000
Holdings Count | Holding	467
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$9,079
Number of Holdings	467
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	1.84%
Seven-Day Yield (without waivers)	1.83%
Seven-Day Effective Yield (with waivers)	1.86%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab California Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab California Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SCAXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 9,079,000,000
Holdings Count | Holding	467
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$9,079
Number of Holdings	467
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	1.99%
Seven-Day Yield (without waivers)	1.98%
Seven-Day Effective Yield (with waivers)	2.01%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab New York Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab New York Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWYXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1],[2]
Net Assets	$ 2,897,000,000
Holdings Count | Holding	363
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,897
Number of Holdings	363
Weighted Average Maturity	31 Days
Seven-Day Yield (with waivers)	2.24%
Seven-Day Yield (without waivers)	2.23%
Seven-Day Effective Yield (with waivers)	2.27%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab New York Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab New York Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SNYXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 2,897,000,000
Holdings Count | Holding	363
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,897
Number of Holdings	363
Weighted Average Maturity	31 Days
Seven-Day Yield (with waivers)	2.39%
Seven-Day Yield (without waivers)	2.38%
Seven-Day Effective Yield (with waivers)	2.42%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Retirement Government Money Fund
Shareholder Report [Line Items]
Fund Name	Schwab Retirement Government Money Fund
Class Name	Schwab Retirement Government Money Fund
Trading Symbol	SNRXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Retirement Government Money Fund*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long a
s the in
vestment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1],[2]
Net Assets	$ 2,480,000,000
Holdings Count | Holding	273
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,480
Number of Holdings	273
Weighted Average Maturity	35 Days
Seven-Day Yield (with waivers)	4.22%
Seven-Day Yield (without waivers)	4.20%
Seven-Day Effective Yield (with waivers)	4.30%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
[2]	Annualized.